Operating Segments	6 Months Ended
Oct. 31, 2023
Operating Segments [Abstract]
OPERATING SEGMENTS
6.	OPERATING SEGMENTS

The Group operates its businesses in four operating segments: digital solutions services — non financial services segment, digital solutions services — financial services segment, hotel operations, hospitality and VIP services segment and digital media, content, and marketing services and others segment. The following summary describes the operations in each of the Group’s reportable segment.

(a)	The digital solutions services — non financial services segment: The Group provides its institutional and corporate clients with exclusive access to the membership program;

(b)	The digital solutions services — financial services segment: The Group provides primarily corporate clients with insurance brokerage services;

(c)	Hotel operations, hospitality and VIP services segment: The Group engages in hotel investments, hotel operations, hospitality and VIP services since the acquisition of AMTD Assets in February 2023; and

(d)	The digital media, content, and marketing services and others segment: The Group engages in digital media, content, and marketing business in which the Group creates and promotes digital solutions content by investing in and developing multimedia channels to provide users and audiences access to content medium through a comprehensive library of traditional and digital movies, podcasts, webinars and live videos offered by content providers and online media platforms and invests in innovative technology companies which operate digital non financial license businesses through strategic investments.

Segment revenues and results

The following is an analysis of the Group’s revenues and results by operating and reportable segments:

For the year ended April 30, 2021

	Digital solutions services — non financial services	Digital solutions services — financial services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$
Segment revenues
Revenue from external customers	22,777	1,438	—	24,215
Revenue from related parties	963	73	—	1,036
	23,740	1,511	—	25,251
Changes in fair value on financial assets measured at FVTPL	—	—	9,063	9,063
Segment profits	18,605	140	9,130	27,875
Unallocated:
Other gains and losses				(39)
Corporate expenses				(2,529)
Profit before tax				25,307

For the year ended April 30, 2022

	Digital solutions services — non financial services	Digital solutions services — financial services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$
Segment revenues
Revenue from external customers	22,047	1,430	68	23,545
Revenue from related parties	1,642	84	—	1,726
	23,689	1,514	68	25,271
Changes in fair value on financial assets measured at FVTPL	—	—	16,940	16,940
Segment profits	17,527	122	17,491	35,140
Unallocated:
Other income				4
Other gains and losses				609
Corporate expenses				(6,883)
Profit before tax				28,870

For the year ended April 30, 2023

	Digital solutions services — non financial services	Digital solutions services — financial services	Hotel operations, hospitality and VIP services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$	US$
Segment revenues
Revenue from external customers	25,869	1,480	2,195	1,294	30,838
Revenue from related parties	2,168	60	—	—	2,228
	28,037	1,540	2,195	1,294	33,066
Changes in fair value on financial assets measured at FVTPL	—	—	—	15,386	15,386
Segment profits/(losses)	21,470	87	(1,185)	19,287	39,659
Unallocated:
Other income					13,330
Other gains and losses					153
Corporate expenses					(7,844)
Profit before tax					45,298

For the six months ended October 31, 2023

	Digital solutions services — non financial services	Digital solutions services — financial services	Hotel operations, hospitality and VIP services	Digital media, content, and marketing services and others	Consolidated
	US$	US$	US$	US$	US$
Segment revenues
Revenue from external customers	—	453	6,882	27	7,362
Revenue from related parties	1,278	33	—	—	1,311
	1,278	486	6,882	27	8,673
Changes in fair value on financial assets measured at FVTPL	—	—	—	16,279	16,279
Segment profits/(losses)	486	(707)	(2,189)	16,114	13,704
Unallocated:
Other income					8,988
Other gains and losses					14,342
Corporate expenses					(4,257)
Profit before tax					32,777

The accounting policies of the operating segments are the same as the Group’s accounting policies described in note 3. Segment profits (losses) represents the profit earned by/loss from each segment without allocation of certain other income, other gains and losses, corporate expenses, including central administration costs and directors’ emoluments. This is the measure reported to the CODM for the purposes of resources allocation and performance assessment.

The CODM makes decisions according to operating results of each segment. No analysis of segment asset and segment liability is presented as the CODM does not regularly review such information for the purposes of resources allocation and performance assessment. Therefore, only segment revenue and segment results are presented.

Geographical information

During the year ended April 30, 2021, the Group’s revenue from external customers, based on the location of services, are US$24,950 and US$301 which are derived from Hong Kong and Singapore, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets, of US$ 6 and US$14,250 reside in Hong Kong and Singapore, respectively, at April 30, 2021.

During the year ended April 30, 2022, the Group’s revenue from customers, based on the location of services, are US$25,158 and US$113 which are derived from Hong Kong and Singapore, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets, of US$4 and US$12,129 reside in Hong Kong and Singapore, respectively, at April 30, 2022.

During the year ended April 30, 2023, the Group’s revenue from customers, based on the location of services, are US$31,736, US$1,107 and US$223 which are derived from Hong Kong, Canada and Singapore, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets/operations, of US$70,236, US$64,102 and US$24,597 reside in Hong Kong, Canada and Singapore, respectively, at April 30, 2023.

During the six months ended October 31, 2023, the Group’s revenue from customers, based on the location of services, are US$4,536, US$4,067 and US$70 which are derived from Hong Kong, Canada and Singapore, respectively. The Group’s non-current assets, excluding non-current financial instruments, based on the location of assets/operations, of US$69,871 and US$16,775 reside in Hong Kong and Singapore, respectively, at October 31, 2023.